Business Combinations - Summary of Identifiable Intangible Assets Acquired and Related Expected Lives for the Finite-Lived Intangible Assets (Detail) $ in Thousands	12 Months Ended
Dec. 31, 2021 USD ($)
Sinclair Interplanetary [Member]
Business Acquisition [Line Items]
Total identifiable intangible assets acquired	$ 10,250
Sinclair Interplanetary [Member] | Developed Technology [Member]
Business Acquisition [Line Items]
Estimated Life in Years	7 years
Total identifiable intangible assets acquired	$ 9,200
Sinclair Interplanetary [Member] | In Process Technology [Member]
Business Acquisition [Line Items]
Total identifiable intangible assets acquired	$ 100
Sinclair Interplanetary [Member] | Customer Relationships [Member]
Business Acquisition [Line Items]
Estimated Life in Years	3 years
Total identifiable intangible assets acquired	$ 600
Sinclair Interplanetary [Member] | Backlog [Member]
Business Acquisition [Line Items]
Estimated Life in Years	8 months 12 days
Total identifiable intangible assets acquired	$ 50
Sinclair Interplanetary [Member] | Trademarks and Trade Names [Member]
Business Acquisition [Line Items]
Estimated Life in Years	3 years
Total identifiable intangible assets acquired	$ 100
Sinclair Interplanetary [Member] | Noncompete Agreements [Member]
Business Acquisition [Line Items]
Estimated Life in Years	4 years
Total identifiable intangible assets acquired	$ 200
Advanced Solutions Inc [Member]
Business Acquisition [Line Items]
Total identifiable intangible assets acquired	$ 15,900
Advanced Solutions Inc [Member] | Developed Technology [Member]
Business Acquisition [Line Items]
Estimated Life in Years	7 years
Total identifiable intangible assets acquired	$ 11,400
Advanced Solutions Inc [Member] | In Process Technology [Member]
Business Acquisition [Line Items]
Total identifiable intangible assets acquired	$ 300
Advanced Solutions Inc [Member] | Customer Relationships [Member]
Business Acquisition [Line Items]
Estimated Life in Years	10 years
Total identifiable intangible assets acquired	$ 3,100
Advanced Solutions Inc [Member] | Trademarks and Trade Names [Member]
Business Acquisition [Line Items]
Estimated Life in Years	7 years
Total identifiable intangible assets acquired	$ 1,100
Planetary Systems Corporation [Member]
Business Acquisition [Line Items]
Total identifiable intangible assets acquired	$ 33,000
Planetary Systems Corporation [Member] | Developed Technology [Member]
Business Acquisition [Line Items]
Estimated Life in Years	8 years
Total identifiable intangible assets acquired	$ 23,500
Planetary Systems Corporation [Member] | In Process Technology [Member]
Business Acquisition [Line Items]
Total identifiable intangible assets acquired	$ 1,500
Planetary Systems Corporation [Member] | Customer Relationships [Member]
Business Acquisition [Line Items]
Estimated Life in Years	15 years
Total identifiable intangible assets acquired	$ 3,400
Planetary Systems Corporation [Member] | Backlog [Member]
Business Acquisition [Line Items]
Estimated Life in Years	1 year
Total identifiable intangible assets acquired	$ 400
Planetary Systems Corporation [Member] | Trademarks and Trade Names [Member]
Business Acquisition [Line Items]
Estimated Life in Years	15 years
Total identifiable intangible assets acquired	$ 4,200